Taxation - Schedule of Roll-Forward of Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Roll-Forward of Valuation Allowance [Abstract]
Balance at beginning of the year	$ 7,794	$ 6,579
Allowance made during the year	577	1,215
Reversals
NOL expire
Balance at end of the year	$ 8,371	$ 7,794